Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Retail Class
Trading Symbol	WAGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-501-1792.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-501-1792
Additional Information Website	https://www.wagonsfund.com/ir
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$117	1.25%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests globally with a value focus. The portfolio trades at a trailing P/E of just 9 and has minimal overlap (7%) with the S&P 500, which trades at 28x, far above its long-term average of 16.
The Fund launched on September 29, 2023. In hindsight, we were early. The S&P 500, driven by the Magnificent 7, surged 41.65% through February 2025, while WAGNX rose just 2.18%. Recently, however, green shoots have emerged. From March 1 to June 30, 2025, the Fund outperformed the S&P 500, with WAGNX gaining 5.55% vs. 4.70% for the Index. Although WAGNX is down 13.47% in the 12 months ending June 30, 2025, it is working to close the gap. In June alone, the S&P 500 rose a strong 5.09%, but WAGNX did better, rising 9.01%.
The Fund is “circling the wagons” around its highest conviction ideas. The Fund’s largest holding is Edelweiss Financial in India, which accounted for 25% of assets as of June 30, 2025. Based in Mumbai, Edelweiss has a market cap of just $1.2 billion despite plans to spin off four subsidiaries, each we believe are likely worth over $1 billion. The first is already underway with an expected IPO valuation of $1 to $1.5 billion. Our second largest holding (16%) is TAV Airports, which is listed in Turkiye but manages 15 airports in 8 countries. In our opinion, Almaty Airport, which TAV owns outright, alone accounts for most of TAV’s $2.4 billion market cap.
Other positions include Reysas (in Turkiye), Metallurgical Coal Businesses (Global), Offshore Oil Services (USA), Select Car Dealerships (USA), and Select Homebuilders (USA). We believe the Fund is well-positioned to beat the S&P 500 over the long run.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Retail Class (without sales charge)	-13.47	4.40
S&P 500 TR	15.16	25.20

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ir for more recent performance information. Visit https://www.wagonsfund.com/ir for more recent performance information.
Net Assets	$ 78,934,238
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 154,722
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$78,934,238
Number of Holdings	18
Net Advisory Fee	$154,722
Portfolio Turnover	69%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	22.2%
Consumer Discretionary	16.5%
Materials	15.7%
Energy	14.8%
Real Estate	4.7%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	24.8%
TAV Havalimanlari Holding AS	16.0%
Warrior Met Coal, Inc.	9.3%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.5%
Valaris Ltd.	4.1%
Tidewater, Inc.	4.1%
Alpha Metallurgical Resources, Inc.	4.1%
Noble Corp. PLC	4.0%
AutoNation, Inc.	3.7%

Updated Prospectus Web Address	https://www.wagonsfund.com/ir
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons Fund
Class Name	Institutional Class
Trading Symbol	WGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-501-1792.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-501-1792
Additional Information Website	https://www.wagonsfund.com/ir
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.00%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests globally with a value focus. The portfolio trades at a trailing P/E of just 9 and has minimal overlap (7%) with the S&P 500, which trades at 28x, far above its long-term average of 16.
The Fund launched on September 29, 2023. In hindsight, we were early. The S&P 500, driven by the Magnificent 7, surged 41.65% through February 2025, while WGNIX rose just 2.59%. Recently, however, green shoots have emerged. From March 1 to June 30, 2025, the Fund outperformed the S&P 500, with WGNIX gaining 5.53% vs. 4.70% for the Index. Although WGNIX is down 13.29% in the 12 months ending June 30, 2025, it is working to close the gap. In June alone, the S&P 500 rose a strong 5.09%, but WGNIX did better, rising 8.97%.
The Fund is “circling the wagons” around its highest conviction ideas. The Fund’s largest holding is Edelweiss Financial in India, which accounted for 25% of assets as of June 30, 2025. Based in Mumbai, Edelweiss has a market cap of just $1.2 billion despite plans to spin off four subsidiaries, each we believe are likely worth over $1 billion. The first is already underway with an expected IPO valuation of $1 to $1.5 billion. Our second largest holding (16%) is TAV Airports, which is listed in Turkiye but manages 15 airports in 8 countries. In our opinion, Almaty Airport, which TAV owns outright, alone accounts for most of TAV’s $2.4 billion market cap.
Other positions include Reysas (in Turkiye), Metallurgical Coal Businesses (Global), Offshore Oil Services (USA), Select Car Dealerships (USA), and Select Homebuilders (USA). We believe the Fund is well-positioned to beat the S&P 500 over the long run.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Institutional Class (without sales charge)	-13.29	4.63
S&P 500 TR	15.16	25.20

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wagonsfund.com/ir for more recent performance information. Visit https://www.wagonsfund.com/ir for more recent performance information.
Net Assets	$ 78,934,238
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 154,722
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$78,934,238
Number of Holdings	18
Net Advisory Fee	$154,722
Portfolio Turnover	69%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	24.8%
Industrials	22.2%
Consumer Discretionary	16.5%
Materials	15.7%
Energy	14.8%
Real Estate	4.7%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	24.8%
TAV Havalimanlari Holding AS	16.0%
Warrior Met Coal, Inc.	9.3%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.5%
Valaris Ltd.	4.1%
Tidewater, Inc.	4.1%
Alpha Metallurgical Resources, Inc.	4.1%
Noble Corp. PLC	4.0%
AutoNation, Inc.	3.7%

Updated Prospectus Web Address	https://www.wagonsfund.com/ir